UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 97.4%
Australia 12.5%
Ardent Leisure Group	331,273	419,077
CFS Retail Property Trust	2,980,364	5,266,817
Charter Hall Group	1,245,136	688,349
Commonwealth Property Office Fund	2,477,396	2,069,593
Dexus Property Group	6,000,406	4,457,207
FKP Property Group	539,747	359,600
Goodman Group	10,230,953	5,959,898
GPT Group	9,454,060	5,690,318
ING Industrial Fund (a)	608,876	337,323
Macquarie Office Trust	10,216,659	2,692,286
Mirvac Group	3,472,591	5,124,539
Stockland	3,218,609	11,531,586

Westfield Group	2,867,844	34,920,039

(Cost $55,948,899)		79,516,632
Brazil 0.2%
Multiplan Empreendimentos Imobiliarios SA (Cost $1,454,739)	97,150	1,521,738
Canada 2.4%
Allied Properties Real Estate Investment Trust	109,450	1,689,823
Boardwalk Real Estate Investment Trust	137,150	4,938,245
Chartwell Seniors Housing Real Estate Investment Trust	97,950	608,385
First Capital Realty, Inc. 144A*	58,250	1,047,319
First Capital Realty, Inc.	63,250	1,137,218
RioCan Real Estate Investment Trust	360,050	6,053,239

(Cost $12,187,329)		15,474,229
Channel Islands 0.1%
Camper & Nicholsons Marina Investments Ltd.* (Cost $1,904,422)	1,550,000	594,512
China 0.3%
Sino-Ocean Land Holdings Ltd. (Cost $1,683,901)	1,916,500	1,717,702
Finland 0.4%
Technopolis Oyj (Cost $3,332,759)	430,000	2,264,409
France 4.2%
Fonciere des Regions (a)	27,000	3,145,644
Klepierre	72,500	2,876,350
Unibail-Rodamco	100,000	20,801,610

(Cost $18,253,659)		26,823,604
Hong Kong 18.0%
China Overseas Land & Investment Ltd.	5,422,480	11,630,166
China Resources Land Ltd.	2,998,000	6,514,915
Hang Lung Properties Ltd.	2,016,000	7,390,411
Henderson Land Development Co., Ltd.	1,211,500	7,752,484
Hongkong Land Holdings Ltd.	2,680,000	11,588,191
Kerry Properties Ltd.	1,637,146	8,793,066
New World China Land Ltd.	2,133,200	1,014,888
New World Development Co., Ltd.	3,077,770	6,503,963
Shimao Property Holdings Ltd. (b)	1,994,000	3,356,076
Sino Land Co., Ltd.	2,442,000	4,345,621
Sun Hung Kai Properties Ltd.	2,725,000	40,009,740
The Link REIT	2,646,000	5,834,981

(Cost $107,380,625)		114,734,502
Indonesia 0.2%
PT Ciputra Development Tbk* (Cost $1,228,800)	16,518,500	1,264,358
Italy 0.1%
Beni Stabili SpA (Cost $952,339)	1,012,000	872,669
Japan 11.6%
AEON Mall Co., Ltd.	145,900	3,009,416
Daikyo, Inc.* (a)	755,000	1,725,069
Japan Real Estate Investment Corp.	353	2,879,927
Japan Retail Fund Investment Corp.	364	1,975,255
Kenedix Realty Investment Corp.	297	1,114,337
Kenedix, Inc.* (a)	3,163	1,233,013
Mitsubishi Estate Co., Ltd.	1,227,000	19,179,223
Mitsui Fudosan Co., Ltd.	1,141,000	19,124,901
MORI TRUST Sogo Reit, Inc.	198	1,596,064
Nippon Building Fund, Inc.	426	3,793,639
Nomura Real Estate Office Fund, Inc.	282	1,870,583

Sumitomo Realty & Development Co., Ltd.	575,000	10,415,097
Tokyo Tatemono Co., Ltd.	481,000	2,328,915
TOKYU REIT, Inc.	183	911,385
Top REIT, Inc.	261	1,255,825
United Urban Investment Corp.	221	1,292,840

(Cost $93,375,429)		73,705,489
Malta 0.0%
BGP Holdings PLC* (Cost $0)	9,642,377	8
Netherlands 1.6%
Corio NV	87,000	6,002,434
VastNed Retail NV	20,000	1,288,541
Wereldhave NV	27,500	2,709,136

(Cost $7,425,282)		10,000,111
Philippines 0.3%
Megaworld Corp. (Cost $1,658,326)	71,011,000	2,232,908
Singapore 4.2%
Ascendas Real Estate Investment Trust	5,155,000	7,012,275
CapitaLand Ltd.	4,474,500	11,712,698
CDL Hospitality Trusts	2,194,000	2,225,987
Suntec Real Estate Investment Trust	3,728,000	2,789,337
Wing Tai Holdings Ltd.	2,320,000	2,742,467

(Cost $25,680,207)		26,482,764
South Africa 0.1%
Growthpoint Properties Ltd. (Units) (Cost $509,343)	279,090	501,890
Thailand 0.2%
Amata Corp. PCL (Cost $1,272,345)	4,780,000	1,244,717
United Kingdom 7.5%
Big Yellow Group PLC*	330,000	1,978,875
British Land Co. PLC	664,000	5,046,226
Capital & Regional PLC	3,502,068	1,848,136
Conygar Investment Co. PLC*	550,000	1,023,946
Derwent London PLC (a)	150,000	2,925,319
Great Portland Estates PLC	716,810	3,032,326
Hammerson PLC	590,000	3,723,705
Hansteen Holdings PLC	761,371	1,095,619
Helical Bar PLC	350,000	2,099,131
Land Securities Group PLC (a)	675,000	6,745,773
Liberty International PLC	105,215	807,453
London & Stamford Property Ltd.	925,000	1,903,439
Max Property Group PLC*	840,000	1,584,540
NR Nordic & Russia Properties Ltd.	1,300,000	475,775
Safestore Holdings PLC	1,000,000	2,415,594
Segro PLC	498,000	2,928,129
Shaftesbury PLC	120,000	687,110
South African Property Opportunities PLC*	1,700,000	1,385,597
St. Modwen Properties PLC*	273,342	970,301
Terrace Hill Group PLC	2,000,000	615,288
Unite Group PLC	1,041,269	4,382,510
Unite Group PLC* (Subscription Shares)	293,447	62,139

(Cost $43,134,891)		47,736,931
United States 33.5%
AMB Property Corp. (REIT)	261,222	5,995,045
American Campus Communities, Inc. (REIT)	167,200	4,489,320

Apartment Investment & Management Co. "A" (REIT)	302,900	4,467,775
AvalonBay Communities, Inc. (REIT) (a)	120,608	8,771,820
BioMed Realty Trust, Inc. (REIT)	273,250	3,770,850
Boston Properties, Inc. (REIT) (a)	245,000	16,059,750
BRE Properties, Inc. (REIT) (a)	202,950	6,352,335
Cogdell Spencer, Inc. (REIT)	226,150	1,085,520
Colonial Properties Trust (REIT)	93,400	908,782
DiamondRock Hospitality Co. (REIT)*	271,916	2,202,520
Digital Realty Trust, Inc. (REIT) (a)	197,950	9,048,294
Duke Realty Corp. (REIT)	350,000	4,203,500
Education Realty Trust, Inc. (REIT)	191,950	1,138,264
Equity Residential (REIT)	274,650	8,431,755
Government Properties Income Trust (REIT)*	48,900	1,174,089
HCP, Inc. (REIT)	302,150	8,683,791
Health Care REIT, Inc. (REIT)	220,500	9,177,210
Host Hotels & Resorts, Inc. (REIT)	391,050	4,602,659
Kilroy Realty Corp. (REIT)	108,400	3,007,016
Kimco Realty Corp. (REIT)	85,900	1,120,136
LTC Properties, Inc. (REIT)	47,340	1,138,054
Nationwide Health Properties, Inc. (REIT)	227,686	7,055,989
NRDC Acquisition Corp.*	103,200	1,067,088
Post Properties, Inc. (REIT)	119,700	2,154,600
ProLogis (REIT)	548,100	6,533,352
PS Business Parks, Inc. (REIT)	42,700	2,191,364
Public Storage (REIT) (a)	186,250	14,013,450
Ramco-Gershenson Properties Trust (REIT)	129,800	1,157,816
Regency Centers Corp. (REIT) (a)	338,369	12,536,571
Senior Housing Properties Trust (REIT)	433,170	8,277,879
Simon Property Group, Inc. (REIT) (a)	384,929	26,725,620
SL Green Realty Corp. (REIT)	127,450	5,588,682
Sovran Self Storage, Inc. (REIT)	70,650	2,149,880
Sunstone Hotel Investors, Inc. (REIT)	420,250	2,983,775
Taubman Centers, Inc. (REIT)	79,450	2,866,556
The Macerich Co. (REIT)	14,310	434,022
Vornado Realty Trust (REIT)	120,825	7,782,338
Washington Real Estate Investment Trust (REIT)	140,450	4,044,960

(Cost $172,033,041)		213,392,427

Total Common Stocks (Cost $549,416,336)		620,081,600
Closed-End-Investment Company 0.2%
Luxembourg
ProLogis European Properties (Cost $754,687)	220,000	1,371,499
Securities Lending Collateral 12.5%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $79,433,895)	79,433,895	79,433,895
Cash Equivalents 1.3%
Cash Management QP Trust, 0.18% (c) (Cost $7,997,173)	7,997,173	7,997,173

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $637,602,091) †	111.4	708,884,167
Other Assets and Liabilities, Net	(11.4)	(72,359,283)

Net Assets	100.0	636,524,884
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $723,124,957. At September 30, 2009, net unrealized depreciation for all securities based on tax cost was $14,240,790. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $104,594,679 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $118,835,469.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $77,159,561 which is 12.1% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in China.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At September 30, 2009, the DWS RREEF Global Real Estate Securities Fund, had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Warrants
Diversified	317,876,254	51.2%
Shopping Centers	77,195,484	12.5%
Office	72,382,892	11.7%
Apartments	40,744,114	6.6%
Health Care	36,026,828	5.8%
Regional Malls	30,026,198	4.8%
Storage	20,557,799	3.3%
Industrial	15,483,077	2.5%
Hotels	9,788,954	1.6%
Total	620,081,600	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Australia	$ —	$ 79,516,632	$ —	$ 79,516,632
Brazil	1,521,738	—	—	1,521,738
Canada	15,474,229	—	—	15,474,229
Channel Islands	—	594,512	—	594,512
China	—	1,717,702	—	1,717,702
Finland	—	2,264,409	—	2,264,409
France	—	26,823,604	—	26,823,604
Hong Kong	—	114,734,502	—	114,734,502
Indonesia	—	1,264,358	—	1,264,358
Italy	—	872,669	—	872,669
Japan	—	73,705,489	—	73,705,489
Malta	—	8	—	8
Netherlands	—	10,000,111	—	10,000,111
Philippines	—	2,232,908	—	2,232,908
Singapore	—	26,482,764	—	26,482,764
South Africa	—	501,890	—	501,890
Thailand	—	1,244,717	—	1,244,717
United Kingdom	—	46,351,334	1,385,597	47,736,931
United States	213,392,427	—	—	213,392,427
Closed-End-Investment Company	—	1,371,499	—	1,371,499
Short-Term Investments(e)	79,433,895	7,997,173	—	87,431,068
Total	$ 309,822,289	$ 397,676,281	$ 1,385,597	$ 708,884,167
(e)	See Investment Portfolio for additional detailed categorizations.
The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:
	Common Stock and/or Other Equity Investments
Level 3 Reconciliation	United Kingdom
Balance as of December 31, 2008	$ —
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	359,043
Amortization premium/discount	—
Net purchase (sales)	—
Net transfers in (out) of Level 3	1,026,554
Balance as of September 30, 2009	$ 1,385,597
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2009	$ 359,043

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009